DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

	March 31, 2026	December 31, 2025
Notes payable	$251,962	$199,001
Note payable – related party	168,471	168,471
Convertible notes payable	3,438,369	3,097,443
Convertible notes payable – related party	84,600	22,000
	3,943,402	3,486,915
Debt discount	(836,065)	(537,434)
	3,107,337	2,949,481

Short term	2,301,185	2,045,166
Long term	806,152	904,315
Total	$3,107,337	$2,949,481

The following is a schedule of debt maturity and the years in which the debt is scheduled to mature:

Year	Amount
2026	$1,816,203
2027	2,043,000
2028	—
2029	—
2030	84,199
$3,943,402

Notes payable

In September 2023, a related party issued a loan to the Company for a total amount of $153,939. The loan has a 12.5% interest rate and is currently past due as of March 31, 2026 and is in default. Accrued interest on this loan was $10,427 and $4,171 as of March 31, 2026 and December 31, 2025, respectively. In addition, in 2025, there was $14,482 accrued for expenses owed in the wind down of Axenic and part of this incurs interest at 8%. It is still due as of March 31, 2026 and the accrued interest expense as of March 31, 2026 is $248.

In December 2023, the Company borrowed $100,000 from an individual with $62,000 outstanding as of March 31, 2026 and December 31, 2025. This loan does not have an expiration date and accrues interest at $250 a day, of which $50 will be paid in cash and $200 in stock at $0.15 a share, when paid plus an additional $7,500 in cash. Accrued interest was $38,875 and $34,375 at March 31, 2026 and December 31, 2025, respectively.

In March 2024, the Company had two loans payable to an individual totaling $90,000. One loan of $50,000 was paid off in September 2024 and the other note principal balance was paid off in January 2025 and accrued interest of $36,786 and $35,900 remains due as of March 31, 2026 and December 31, 2025, respectively. Each loan accrued interest at $125 a day and nil and $39,000 was paid as of March 31, 2026 and December 31, 2025 respectively.

In December 2025, the Company had four loans payable to four individuals totaling $60,000. Each loan will have monthly payments beginning first full month following the commencement of revenues from a project with an amount equal to 10% of net revenue. Payments shall continue until 200% of the original loan principal is paid. Two loans will also each have 30,000 shares of common stock at par value ($0.001), one loan will have 60,000 shares of common and the last loan will have 160,000 shares of common. The term will remain open until earlier of capital is paid in full or 5 years. The value of the shares for the first two loans is $5,025, the third loan is $6,000 and the last loan is $9,600.

The Company had an outstanding balance on its line of credit of $53,642 and $54,381 as of March 31, 2026 and December 31, 2025, respectively, included in the notes payable, current maturities line of the consolidated balance sheets of $251,962 and $199,001. This is a revolving line of credit with a total line of $55,000 and an interest rate of 8.5%. This line of credit is personally guaranteed by Kim D. Southworth, CEO.

In February 2026, the Company took out a payments rights and purchase and sale agreement of $35,000 that was repayable at the rate of $2,226 per week over a 25-week period of time which equates to a total of $20,650 in interest. For the first quarter of 2026, $4,608 of interest has been recorded. Subsequent to quarter end, the Company took out a different short-term loan on May 12, 2026 that violated the terms of the February loan and the Company is in the process of resolving the issue.

In January and February 2026, three notes totaling $65,600 from Kim D. Southworth, the wife of CETI’s CEO, consisting of: (i) a $28,000 note bearing interest at 25% per month for the first two months; (ii) a $17,600 note with an upfront loan fee of $2,000 plus $1,000 per month for two months; and (iii) a $20,000 note with an upfront loan fee of $2,000 plus $1,000 per month for two months. These loans are collateralized by a $45,000 in equipment.

In March 2026, the Company took out a line of credit with QuickBooks via WebBank for $25,000 payable in equal installments of $2,428.56 over a 12 month period of time. The interest rate is 28.99% per annum. The balance as of March 31, 2026 was $25,000 since the first payment was not made until April 2026. This line of credit is personally guaranteed by Kim D. Southworth, CEO of CETI.

In March 2026, the Company took out a line of credit of $1,000 which was personally guaranteed by Kim D. Southworth, CEO. The balance was $935 as of March 31, 2026.

Convertible notes payable

In 2020, the Company executed a convertible note payable with a related party for $25,000 that is unsecured, non-interest bearing and convertible into shares of common stock at $0.001. In 2023, $25% per year. As of March 31, 2026 and December 31, 2025, the accrued interest was $6,856 and $5,500 respectively.

During 2025, the Company raised a net of $3,632,744 from 45 convertible notes payable. The notes included an 8% interest rate and conversion rate between $0.08 - $0.25, with the exception of seven notes totaling $714,744 which have a stated interest rate of 12% and are paid back in installments which began on July 15, 2025 and the final payment is due January 2027. The balance outstanding on these seven loans was $557,600 and $609,944 at March 31, 2026 and December 31, 2025, respectively.

During 2025, the Company converted $1,180,000 of convertible notes payable, and accrued interest, into 11,003,331 shares of common stock. As of December 31, 2025, $3,097,444 remain outstanding consisting of short-term convertible notes payable of $1,693,194, net of discount of $37,500 and long-term convertible notes payable of $1,404,250, net of discount of $499,935. Amortization discount of $536,495 was recorded during the year ended December 31, 2025. One of these loans was paid off in the first quarter of 2026 and the balance outstanding on these   loans was $505,869   and $609,944 at March 31, 2026 and December 31, 2025, respectively.

During the first three months of 2026, the Company converted $50,000 of convertible notes payable, and accrued interest, into 1,039,500 shares of common stock. As of March 31, 2026, $2,602,304 remain outstanding consisting of short-term convertible notes payable of $1,880,351, net of discount of $675,018 and long-term convertible notes payable of $721,953, net of discount of $161,047. Amortization discount of $230,970 was recorded during the three month period ended March 31, 2026.

In March 2026, the Company executed three convertible notes payable totaling $495,000. There were two notes of $110,000 each that had an original issue discount of 9.1% and one-time interest charge of $7,700. In addition, each note had a convertible feature of the lower of $0.10/share or 70% of the lowest trading price during the prior 20 trading day period of time. Both notes also had warrants convertible into 733,333 shares each of common stock at $0.15/share over the next five years. The remaining note payable of $275,000 had an original issue discount of $25,000 and 12% annual interest payable in common stock. The note is convertible after September 11, 2026 into common stock at 70% of lowest closing bid price during prior 10 trading days.

NOTE 7 – DEBT

	December 31, 2025	December 31, 2024
Notes Payable	$199,001	$188,061
Note payable - related party	168,471	153,989
Convertible notes payable	3,097,443	2,262,263
Convertible notes payable - related party	22,000	22,000
	3,486,916	2,626,313
Debt discount	(537,434)	(327,056)
Total Debt	$2,949,481	$2,299,257

Short term	2,045,166	1,171,636
Long term	904,315	1,127,621
Total Debt	$2,949,481	$2,299,257

The following is a schedule of long-term debt and the years in which it is scheduled to mature:

Amount
2026	$2,045,166
2027	904,315
2028	—
$2,949,481

Notes payable

In February 2021, the Company purchased certain oil and gas production equipment in the Alvey Oil Field. The total purchase price was $450,000 ($389,046 after discount). As of December 31, 2024 and 2023, the Company had repaid $106,500 leaving a balance of $343,500. The remaining amount due was to be paid in installments. However, no further payments have been made as the parties are discussing the amount due the Company for operational expenses which exceed the amount the Company owes to the Estate of Danny Hyde, the creditor. This debt was sold to West Texas Coastal as part of the Alvey spin off which was effective October 14, 2025.

In September 2023, a related party issued a loan to the Company for a total amount of $153,989. The loan has a 12.5% interest rate and is currently past due as of December 31,2025 and is currently in default. In addition, in 2025, there was $14,482 accrued for expenses owed in the wind down of Axenic and part of this incurs interest at 8%.

In December 2023, the Company borrowed $100,000 from an individual with $62,000 and $100,000 outstanding as of December 31, 2025 and 2024, respectively. This loan does not have an expiration date and accrues interest at $250 day, of which $50 will be paid in cash and $200 in stock at $0.15 a share, when paid plus an additional $7,500 in cash. Accrued interest was $34,375 and $16,125 at December 31, 2025 and 2024, respectively.

In March 2024, the Company had two loans payable to an individual totaling $90,000. One loan of $50,000 was paid off in September 2024 and the other note principal balance was paid off in January 2025 and accrued interest of $35,900 remains due as of December 31, 2025. Accrued interest was $69,500 as of December 31, 2024. Each loan accrued interest at $125 a day and $39,000 and $6,500 of interest was paid in 2025 and 2024, respectively.

In December 2025, the Company had four loans payable to four individuals totaling $60,000. Each loan will have monthly payments beginning first full month following the commencement of revenues from a project with an amount equal to 10% of net revenue. Payments shall continue until 200% of the original loan principal is paid. Two loans will also each have 30,000 shares of common stock at par value ($0.001), one loan will have 60,000 shares of common and the last loan will have 160,000 shares of common. The term will remain open until earlier of capital is paid in full or 5 years. The value of the shares for the first two loans is $5,025, the third loan is $6,000 and the last loan is $9,600.

The Company had an outstanding balance on its line of credit of $54,381 and $48,061 as of December 31, 2025 and 2024, respectively, included in the notes payable, current maturities line of the balance sheet of $199,001 and $188,081. This is a revolving line of credit with a total line of $55,000 and an interest rate of 8.5%.

Convertible notes payable

In 2020, the Company executed a convertible note payable with a related party for $25,000 that is unsecured, non-interest bearing and convertible into shares of common stock at $0.001. In 2023, $3,000 of this note was converted into 3,000,000 shares of common stock. The note matured on September 23, 2020 and is currently in default.

During 2024, the Company raised a net of $2,582,650 from 47 convertible notes payable. The notes included a 8% interest rate and conversion rate between $0.10 - $0.25, with the exception of eight notes – For six notes totaling $750,000, they have the following terms, $150,000 of these notes bear interest at 10% and were payable at maturity of September 2024. The notes are convertible into common stock at issuer’s option beginning thirty days after issuance at $0.35 share. In addition, a total of 150,000 common shares were issued in April 2024 as additional loan incentive. For $300,000 of these notes, the interest rate was 9% with varying maturities in 2026 plus a total of 300,000 warrants priced at $0.80/share. The remaining $300,000 of these notes were at 10% interest with varying maturities in 2025 and 2026. For the two notes totaling $173,650, they bear interest at 8% and are paid back in installments which began on October 30, 2024 and December 30, 2024, respectively. The outstanding balance as of December 31, 2024 was $2,262,263 including accrued interest of $68,750. Amortization discount totaling $294,222 was recorded during the year ended December 31, 2024.

During 2024, the Company converted $3,673,037 of convertible notes payable, and accrued interest, into 28,170,065 shares of common stock. As of December 31, 2024, convertible notes payable outstanding consist of short-term convertible notes payable of $815,863 (net of discount of $24,400) and long-term convertible notes payable of $1,127,621 (net of discount of $318,779).

During 2025, the Company raised a net of $3,632,744 from 45 convertible notes payable. The notes included an 8% interest rate and conversion rate between $0.08 - $0.25, with the exception of seven notes totaling $714,744 which have a stated interest rate of 12% and are paid back in installments which began on July 15, 2025 and the final payment is due January 2027. The balance outstanding on these seven loans was $609,944 and $65,263 at December 31, 2025 and 2024, respectively.

During 2025, the Company converted $1,180,000 of convertible notes payable, and accrued interest, into 11,003,331 shares of common stock. As of December 31, 2025, $3,097,444 remain outstanding consisting of short-term convertible notes payable of $1,693,194, net of discount of $37,500 and long-term convertible notes payable of $1,404,250, net of discount of $499,935. Amortization discount of $536,495 was recorded during the year ended December 31, 2025.